Income Tax Expense Attributable To Loss From Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Current	$ 3,326	$ 5,752	$ 1,966
Deferred	27,047	23,317	6,878
Actual income tax expense	30,373	29,069	8,844
U.S. State and Local
Income Taxes [Line Items]
Current		111	25
Deferred	4,251		0
Actual income tax expense	4,251	111	25
Other jurisdictions
Income Taxes [Line Items]
Current	1,336	228	612
Deferred	6	694	33
Actual income tax expense	1,342	922	645
U.S. Federal
Income Taxes [Line Items]
Current		648	146
Deferred	24,775		0
Actual income tax expense	24,775	648	146
PRC
Income Taxes [Line Items]
Current	1,990	4,765	1,183
Deferred	(1,985)	22,623	6,845
Actual income tax expense	$ 5	$ 27,388	$ 8,028